Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	27-0528991
Plan number	001
Current value	$ 132,626,493
Notes receivable from participants	1,731,578
Total	$ 134,358,071
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant interest rate	10.50%
Investment, Identifier [Axis]: 500 Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 9,276,114
Investment, Identifier [Axis]: American Balanced Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	687,960
Investment, Identifier [Axis]: American Funds 2010 TD | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	288,736
Investment, Identifier [Axis]: American Funds 2015 TD | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	732,404
Investment, Identifier [Axis]: American Funds 2020 TD | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,179,128
Investment, Identifier [Axis]: American Funds 2025 TD | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,438,241
Investment, Identifier [Axis]: American Funds 2030 TD | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,318,397
Investment, Identifier [Axis]: American Funds 2035 TD | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	15,366,489
Investment, Identifier [Axis]: American Funds 2040 TD | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18,453,343
Investment, Identifier [Axis]: American Funds 2045 TD | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	16,353,479
Investment, Identifier [Axis]: American Funds 2050 TD | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,925,194
Investment, Identifier [Axis]: American Funds 2055 TD | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,279,125
Investment, Identifier [Axis]: American Funds 2060 TD | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,296,846
Investment, Identifier [Axis]: American Funds 2065 TD | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,307,971
Investment, Identifier [Axis]: Capital World Bond Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	77,119
Investment, Identifier [Axis]: Cohen & Steers Real Estate | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	308,307
Investment, Identifier [Axis]: DFA International Value | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	660,723
Investment, Identifier [Axis]: Dream Finders Homes Stock Fund | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	562,353
Investment, Identifier [Axis]: Fidelity Advisor Total Bond | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	204,913
Investment, Identifier [Axis]: Fidelity ContraFund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,450,106
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,518,256
Investment, Identifier [Axis]: Investment Company of America | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	697,743
Investment, Identifier [Axis]: J.P. Morgan Money Market Fund | Money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,493,834
Investment, Identifier [Axis]: Janus Henderson Triton Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	318,194
Investment, Identifier [Axis]: MFS Mid Cap Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	190,496
Investment, Identifier [Axis]: New Perspective Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	398,350
Investment, Identifier [Axis]: New World Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	377,303
Investment, Identifier [Axis]: Nuveen Small-Cap Blend Idx | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	295,790
Investment, Identifier [Axis]: Reliance MetLife Stable Value | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,452,316
Investment, Identifier [Axis]: T. Rowe Price Sci & Tech | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,769,144
Investment, Identifier [Axis]: Vanguard Growth Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,997,171
Investment, Identifier [Axis]: Vanguard Mid-Cap Value ETF | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	365,548
Investment, Identifier [Axis]: Vanguard Small Cap Value Index | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	989,820
Investment, Identifier [Axis]: Vanguard Tot Wld Stk Index ETF | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,385,067
Investment, Identifier [Axis]: Vanguard Total Bond Market Idx | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	731,383
Investment, Identifier [Axis]: Vanguard Value Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,124,952
Investment, Identifier [Axis]: Washington Mutual Investors | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 354,178